INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 9,894
Cost at end of year	8,868
Cost
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets and goodwill	17	$ 5,539
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	10,470	4,732
Additions, net of disposals	32	46
Foreign currency translation	(964)	(25)
Cost at end of year	$ 9,555	$ 10,292